United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Credit Suisse Securities (Canada), Inc.
Address:            One First Canadian Place, Suite 3000
                    Toronto, ON M5Z 1C9


13F File Number:    28-13203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Craig Stier
Title:              Vice President
Phone:              (212) 325-2000

Signature, Place, and Date of Signing:
/s/ Craig Stier    New York, NY    February 16, 2010


Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]     13F NOTICE

[ ]     13F COMBINATION REPORT


List of other managers reporting for this manager:

Form 13F File Number   Name
---------------------  -----------------------------------
28-11379               Credit Suisse AG